Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock option activity by exercise price ranges
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 94
Options Outstanding, Number of Shares under Option (in shares)	11,389,721
Options Outstanding, Aggregate Intrinsic Value	$ 1,115,284,051
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 7 months 6 days
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 94
Options Exercisable, Number of Shares under Option (in shares)	11,389,721
Options Exercisable, Aggregate Intrinsic Value	1,115,284,051
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 7 months 6 days
Additional options outstanding in connection with acquisitions (in shares)	900,000
Additional options outstanding, weighted-average exercise price (in dollars per share)	$ 68
Total intrinsic value of options exercised	1,005,000,000	1,269,000,000	1,072,000,000
Cash received from exercises of stock options	785,000,000	1,786,000,000	3,347,000,000
Tax benefit from exercise of stock options	341,000,000	412,000,000	351,000,000
Treasury stock, shares (in shares)	1,080,193,483	1,019,287,274
Exercise price range $85 and under
Stock option activity by exercise price ranges
Exercise price, upper range limit (in dollars per share)	$ 85
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 83
Options Outstanding, Number of Shares under Option (in shares)	3,222,177
Options Outstanding, Aggregate Intrinsic Value	350,989,003
Options Outstanding, Weighted Average Remaining Contractual Life	10 months 24 days
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 83
Options Exercisable, Number of Shares under Option (in shares)	3,222,177
Options Exercisable, Aggregate Intrinsic Value	350,989,003
Options Exercisable, Weighted Average Remaining Contractual Life	10 months 24 days
Exercise price range $86-$105
Stock option activity by exercise price ranges
Exercise price, lower range limit (in dollars per share)	$ 86
Exercise price, upper range limit (in dollars per share)	$ 105
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 97
Options Outstanding, Number of Shares under Option (in shares)	7,532,868
Options Outstanding, Aggregate Intrinsic Value	709,980,689
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 10 months 24 days
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 97
Options Exercisable, Number of Shares under Option (in shares)	7,532,868
Options Exercisable, Aggregate Intrinsic Value	709,980,689
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 10 months 24 days
Exercise price range $106 and over
Stock option activity by exercise price ranges
Exercise price, lower range limit (in dollars per share)	$ 106
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 106
Options Outstanding, Number of Shares under Option (in shares)	634,676
Options Outstanding, Aggregate Intrinsic Value	54,314,359
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 1 month 6 days
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 106
Options Exercisable, Number of Shares under Option (in shares)	634,676
Options Exercisable, Aggregate Intrinsic Value	$ 54,314,359
Options Exercisable, Weighted Average Remaining Contractual Life	1 year 1 month 6 days